Segment reporting (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Revenue	$ 5,949,206	$ 4,997,162	$ 3,858,500
Operating costs	(2,139,447)	(1,899,786)	(1,460,204)
Gross profit (loss)	3,809,759	3,097,376	2,398,296
Net gain from fair value adjustment of investment properties	16,690,117	3,133,413	17,092,403
General and administrative expenses	(415,242)	(322,176)	(221,580)
Selling expenses	(294,865)	(236,528)	(162,221)
Other operating results, net	(4,906)	(51,219)	(68,552)
Profit (Loss) from operations	19,784,863	5,620,866	19,038,346
Share in profit of associates and joint ventures	639,525	152,703	204,299
Profit from operations before financing and taxation	20,424,388	5,773,569	19,242,645
Investment properties	54,054,811	35,916,882	32,234,096
Property, plant and equipment	109,437	120,536	118,325
Trading properties	61,568	61,600	48,029
Goodwill	100,861	26,375
Rights to receive units (barter transactions)	26,596	27,560	38,281
Inventories	24,882	22,722	18,202
Investments in associates and joint ventures	1,433,522	791,626	597,759
Operating assets	55,811,313	36,967,095	33,054,692
Adjustment for Expenses And Collective Promotion Funds [Member]
Disclosure of operating segments [line items]
Revenue	1,717,000	1,488,187	1,183,627
Operating costs	(1,747,051)	(1,512,738)	(1,201,305)
Gross profit (loss)	(30,051)	(24,551)	(17,678)
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Profit (Loss) from operations	(30,051)	(24,551)	(17,678)
Share in profit of associates and joint ventures
Profit from operations before financing and taxation	(30,051)	(24,551)	(17,678)
Investment properties
Property, plant and equipment
Trading properties
Goodwill
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures
Operating assets
Adjustment for Share In Profit/ (Loss) of Joint Ventures [Member]
Disclosure of operating segments [line items]
Revenue	(39,392)	(39,407)	(22,038)
Operating costs	24,236	12,887	9,458
Gross profit (loss)	(15,156)	(26,520)	(12,580)
Net gain from fair value adjustment of investment properties	(738,122)	(192,463)	(331,826)
General and administrative expenses	1,096	2,785	667
Selling expenses	3,257	2,146	1,980
Other operating results, net	3,945	1,103	2,230
Profit (Loss) from operations	(744,980)	(212,949)	(339,529)
Share in profit of associates and joint ventures	619,354	139,026	215,316
Profit from operations before financing and taxation	(125,626)	(73,923)	(124,213)
Investment properties	(1,623,924)	(882,607)	(638,011)
Property, plant and equipment	(471)	(536)	(598)
Trading properties
Goodwill	(5,236)	(5,236)	(5,234)
Rights to receive units (barter transactions)
Inventories	(610)	(538)	(358)
Investments in associates and joint ventures	1,243,343	593,815	463,232
Operating assets	(386,898)	(295,102)	(180,969)
Urban Properties [Member] | Shopping Malls [Member]
Disclosure of operating segments [line items]
Revenue	3,664,651	3,046,588	2,409,082
Operating costs	(329,785)	(349,445)	(250,306)
Gross profit (loss)	3,334,866	2,697,143	2,158,776
Net gain from fair value adjustment of investment properties	11,340,085	2,068,103	16,131,702
General and administrative expenses	(320,234)	(261,475)	(178,643)
Selling expenses	(238,170)	(188,081)	(145,278)
Other operating results, net	(56,451)	(57,712)	(61,556)
Profit (Loss) from operations	14,060,096	4,257,978	17,905,001
Share in profit of associates and joint ventures
Profit from operations before financing and taxation	14,060,096	4,257,978	17,905,001
Investment properties	40,467,248	28,799,277	26,633,273
Property, plant and equipment	55,952	55,409	49,053
Trading properties
Goodwill	1,323	1,323	1,323
Rights to receive units (barter transactions)
Inventories	25,492	23,260	18,560
Investments in associates and joint ventures
Operating assets	40,550,015	28,879,269	26,702,209
Urban Properties [Member] | Offices [Member]
Disclosure of operating segments [line items]
Revenue	492,096	401,767	284,137
Operating costs	(48,407)	(27,908)	(12,254)
Gross profit (loss)	443,689	373,859	271,883
Net gain from fair value adjustment of investment properties	5,042,427	1,064,586	867,413
General and administrative expenses	(39,438)	(31,464)	(23,308)
Selling expenses	(47,362)	(33,871)	(12,824)
Other operating results, net	348	(6,731)	(1,377)
Profit (Loss) from operations	5,399,664	1,366,379	1,101,787
Share in profit of associates and joint ventures
Profit from operations before financing and taxation	5,399,664	1,366,379	1,101,787
Investment properties	12,625,243	6,841,517	4,876,164
Property, plant and equipment	53,956	65,663	69,870
Trading properties
Goodwill	3,913	3,913	3,911
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures
Operating assets	12,835,487	6,911,093	4,949,945
Urban Properties [Member] | Sales and Developments [Member]
Disclosure of operating segments [line items]
Revenue	105,525	99,136	2,679
Operating costs	(18,688)	(22,534)	(5,720)
Gross profit (loss)	86,837	76,602	(3,041)
Net gain from fair value adjustment of investment properties	1,000,147	193,187	425,114
General and administrative expenses	(38,566)	(30,483)	(20,296)
Selling expenses	(10,635)	(13,740)	(4,264)
Other operating results, net	33,569	(4,062)	(7,831)
Profit (Loss) from operations	1,071,352	221,504	389,682
Share in profit of associates and joint ventures
Profit from operations before financing and taxation	1,071,352	221,504	389,682
Investment properties	2,394,577	1,158,695	1,362,670
Property, plant and equipment
Trading properties	61,568	61,600	48,029
Goodwill
Rights to receive units (barter transactions)	26,596	27,560	38,281
Inventories
Investments in associates and joint ventures
Operating assets	2,482,741	1,247,855	1,448,980
Investments [Member] | Others [Member]
Disclosure of operating segments [line items]
Revenue	9,326	891	1,013
Operating costs	(19,752)	(48)	(77)
Gross profit (loss)	(10,426)	843	936
Net gain from fair value adjustment of investment properties	45,580
General and administrative expenses	(18,100)	(1,539)
Selling expenses	(1,955)	(2,982)	(1,835)
Other operating results, net	13,684	16,183	(18)
Profit (Loss) from operations	28,783	12,505	(917)
Share in profit of associates and joint ventures	20,171	13,677	(11,017)
Profit from operations before financing and taxation	48,954	26,182	(11,934)
Investment properties	191,667
Property, plant and equipment
Trading properties
Goodwill	100,861	26,375
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures	189,815	197,605	134,527
Operating assets	329,968	223,980	134,527
Total Segment Reporting [Member]
Disclosure of operating segments [line items]
Revenue	4,271,598	3,548,382	2,696,911
Operating costs	(416,632)	(399,935)	(268,357)
Gross profit (loss)	3,854,966	3,148,447	2,428,554
Net gain from fair value adjustment of investment properties	17,428,239	3,325,876	17,424,229
General and administrative expenses	(416,338)	(324,961)	(222,247)
Selling expenses	(298,122)	(238,674)	(164,201)
Other operating results, net	(8,850)	(52,322)	(70,782)
Profit (Loss) from operations	20,559,895	5,858,366	19,395,553
Share in profit of associates and joint ventures	20,171	13,677	(11,017)
Profit from operations before financing and taxation	20,580,066	5,872,043	19,384,536
Investment properties	55,678,735	36,799,489	32,872,107
Property, plant and equipment	109,908	121,072	118,923
Trading properties	61,568	61,600	48,029
Goodwill	106,097	31,611	5,234
Rights to receive units (barter transactions)	26,596	27,560	38,281
Inventories	25,492	23,260	18,560
Investments in associates and joint ventures	189,815	197,605	134,527
Operating assets	$ 56,198,211	$ 37,262,197	$ 33,235,661